DERIVATIVE WARRANT LIABILITY	12 Months Ended
Dec. 31, 2024
Derivative Warrant Liability
DERIVATIVE WARRANT LIABILITY

10. DERIVATIVE WARRANT LIABILITY

December 4, 2023

On December 4, 2023, the Company raised gross proceeds of $1,607,400 from the issuance of 1,786,000 units through an underwritten public offering in the United States (the “Offering”). The Offering consisted of 1,786,000 common shares of the Company and warrants to purchase up to 1,786,000 warrants. The warrants are exercisable into common shares of the Company at a price of $1.12 until December 4, 2028.

The fair value of the share purchase warrants was estimated on the date of issuance using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.54%, volatility of 75.66%, and estimated life of 5 years. The estimated fair value assigned to the warrants and recognized as a derivative liability on the date of issuance was $954,537.

July 19, 2024

On July 19, 2024, the Company raised gross proceeds of CA$13,700,003 ($10,000,000) from the issuance of 3,333,334 units through a non brokered private placement financing. The financing consisted 3,333,334 common shares of the Company and warrants to purchase up to 3,333,334 common shares for a period of five (5) years from the date of closing at a price of $4.00 per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 3.35%, volatility of 85.93%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $6,430,362.

September 25, 2024

On September 25, 2024, the Company raised gross proceeds of CA$20,400,000 ($15,000,000) from the issuance of 4,000,000 units through a non brokered private placement financing at a price CA$5.10 ($3.75). Each unit consisted of one common share of the Company and one common share purchase warrant to purchase up to 2,000,000 common shares for a period of five (5) years from the date of closing at a price of $5.09 per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 2.79%, volatility of 87.63%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $4,842,347.

December 3, 2024

On December 3, 2024, the Company raised gross proceeds of CA$35,000,003 ($25,000,002) from the issuance of 5,555,556 units through a non brokered private placement financing at a price CA$6.29 ($4.50). Each unit consisted of one common share of the Company and one-half common share purchase warrant to purchase up to 2,777,778 common shares for a period of five (5) years from the date of closing at a price of $6.00 per share.

The fair value of the share purchase warrants was estimated using the Black Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk free interest rate of 2.91%, volatility of 88.05%, and estimated life of 5 years. The estimated fair value assigned to the warrants was $8,127,620.

Because the functional currency of the entity issuing the warrant is Canadian dollars but the warrants are exercisable in United States dollars, the Company may receive a variable amount in Canadian dollars when the warrants are exercised as the foreign exchange may vary over the warrant exercise period. The variability in potential future cashflows resulted in a derivative warrant liability which will be periodically remeasured with any gains or losses charged to the consolidated statements of operations and deficit.

During fiscal 2024, 1,598,200 warrants were exercised. The remaining warrants and corresponding derivative liability was remeasured on December 31, 2024. The cumulative impact of the remeasurement resulted in a loss of $20,631,082 (2023 - $24,865, 2022 - nil).

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

10. DERIVATIVE WARRANT LIABILITY (continued)

The following table presents the details of the derivative warrant liability:

	December 31,	December 31,
	2024	2023
Stock price ($CA)	$8.39	$1.25
Exercise price ($CA) range	$1.52 - $8.39	$1.52
Expected life in years	3.93 - 4.93	5.00
Volatility	88.05%	75.66%
Dividend yield	0%	0%
Risk free interest rate	2.93%	3.54%
Fair value of derivative warrant liability	$35,750,607	$1,002,264
Number of warrants	8,298,912	1,786,000